Disclosure of detailed information about outstanding stock options (Details)	Aug. 31, 2019 Year Share	Aug. 31, 2018 Share	Aug. 31, 2017 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	8,833,194	7,709,746	6,352,049
Weighted Average Remaining Contractual Life (years) | Year	8.07
Quantity Exercisable	4,906,183
$0.30-$1.48 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,814,449
Weighted Average Remaining Contractual Life (years) | Year	6.02
Quantity Exercisable	1,365,465
$1.49-$2.38 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	2,003,333
Weighted Average Remaining Contractual Life (years) | Year	7.42
Quantity Exercisable	1,563,999
$2.39-$4.65 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,462,344
Weighted Average Remaining Contractual Life (years) | Year	8.20
Quantity Exercisable	756,218
$4.66-$7.67 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,705,568
Weighted Average Remaining Contractual Life (years) | Year	9.13
Quantity Exercisable	626,151
$7.68-$11.27 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Quantity Outstanding	1,847,500
Weighted Average Remaining Contractual Life (years) | Year	9.70
Quantity Exercisable	594,350